FEDERATED EQUITY FUNDS

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 August 16, 2005


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

       RE:    FEDERATED EQUITY FUNDS (the "Trust")
                  Federated Capital Appreciation Fund - Class A Shares 1933 Act File No. 333-126181
                  1940 Act File No. 811-4017

Dear Sir or Madam:

         Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive form of Prospectus/Proxy Statement and Statement of Additional Information dated August 10, 2005, that would have been filed under Rule 497(c), does not differ from the form of Prospectus/Proxy Statement and Statement of Additional Information contained in the most recent Registration Statement filed on Form N-14 for the Trust. This Registration Statement filed on Form N-14 was electronically filed under Rule 485(b) as Post-Effective Amendment No. 1 on August 15, 2005.

         If you have any questions regarding this certification, please contact me at (412) 288-8239.

                                                    Very truly yours,



                                                    /s/ Todd P. Zerega
                                                    Todd P. Zerega
                                                    Assistant Secretary